Employee Benefit Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2024 - 2027

	2024	2023	2022
Amount at the beginning of the fiscal year	-	-	-
- Granted	1,002,892	-	-
- Settled	-	-	-
- Expired	-	-	-

Amount at the end of the fiscal year (1)	1,002,892	-	-

Expense recognized during the fiscal year	2	-	-
Fair value of shares on grant date (in U.S. dollars)	18.14	-	-

(1)	The average remaining life of the plan is between 8 and 32 months as of December 31, 2024.

Plan 2019-2022 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2019 - 2022

	2024	2023	2022
Amount at the beginning of the fiscal year	-	-	258,904
- Granted	-	-	-
- Settled	-	-	(192,225)
- Expired	-	-	(66,679)

Amount at the end of the fiscal year (1)	-	-	-

Expense recognized during the fiscal year	-	-	-	(2)
Fair value of shares on grant date (in U.S. dollars)	-	-	9.97

(1)	The life of the plan in 2022 was 7 months.
(2)	Registered value less than 1.

Plan 2020-2023 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2020 - 2023

	2024	2023		2022
Amount at the beginning of the fiscal year	-	350,796		681,529
- Granted	-	-		-
- Settled	-	(271,817)		(308,298)
- Expired	-	(78,979)		(22,435)

Amount at the end of the fiscal year (1)	-	-		350,796

Expense recognized during the fiscal year	-	-	(2)	1
Fair value of shares on grant date (in U.S. dollars)	-	4.75		4.75

(1)	The life of the plan in 2023 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2022.
(2)	Registered value less than 1.

Plan 2021-2024 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2021 - 2024

	2024	2023	2022
Amount at the beginning of the fiscal year	478,097	818,823	1,252,400
- Granted	-	50,037	-
- Settled	(394,359)	(367,371)	(418,598)
- Expired	(83,738)	(23,392)	(14,979)

Amount at the end of the fiscal year (1)	-	478,097	818,823

Expense recognized during the fiscal year	5	17	6
Fair value of shares at each year-end (in U.S. dollars) (2)	27.70	20.42	17.69

(1)	The life of the plan in 2024 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2023, and between 7 and 19 months as of December 31, 2022.
(2)	The plan was defined to be paid in cash.

Plan 2022 - 2025 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2022 - 2025

	2024	2023	2022
Amount at the beginning of the fiscal year	641,161	962,150	-
- Granted	890	69,176	962,150
- Settled	(301,392)	(320,649)	-
- Expired	(43,323)	(69,516)	-

Amount at the end of the fiscal year (1)	297,336	641,161	962,150

Expense recognized during the fiscal year	2	2	1
Fair value of shares on grant date (in U.S. dollars)	6.67	6.67	6.67

(1)
The average remaining life of the plan is 8 months as of December 31, 2024, whereas the remaining life of the plan was between 8 and 20 months as of December 31, 2023, and between 8 and 32 months as of December 31, 2022.

Plan 2023 - 2026 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2023 - 2026

	2024		2023	2022
Amount at the beginning of the fiscal year	720,368		-	-
- Granted	48,785	(2)	778,756	-
- Settled	(260,960)		(7,473)	-
- Expired	(72,018)		(50,915)	-

Amount at the end of the fiscal year (1)	436,175		720,368	-

Expense recognized during the fiscal year	3		1	-
Fair value of shares on grant date (in U.S. dollars)	14.63		14.63	-

(1)	The average remaining life of the plan is between 8 and 20 months as of December 31, 2024, whereas the average remaining life of the plan was between 8 and 32 months as of December 31, 2023.
(2)	Includes an allocation of 47,650 shares with settlement upon plan expiration.